8. SHARE CAPITAL, OPTION BASED PAYMENTS & CONTRIBUTED SURPLUS: Schedule of Stock option transactions (Details) - Stock Options - $ / shares	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number, Beginning Balance	2,465,000	3,225,000	3,075,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance	$ 2.87	$ 2.84	$ 2.9
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross	1,568,000	700,000	850,000
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 1.89	$ 3	$ 2.74
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period	(700,000)	(1,460,000)	(700,000)
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Expirations in Period, Weighted Average Exercise Price	$ 3	$ 2.86	$ 3
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period	0	0	0
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	$ 0	$ 0	$ 0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number, Ending Balance	3,333,000	2,465,000	3,225,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance	$ 2.38	$ 2.87	$ 2.84
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	2.38	2.87	2.84
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Exercise Price		$ 2,465,000	$ 3,225,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	1 year 1 month 20 days	2 years 1 month 6 days	2 years 10 months 20 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 0.14	$ 0.06	$ 0.49